NOTE 3 - COMMON AND PREFERRED STOCK TRANACTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 3 - COMMON AND PREFERRED STOCK TRANACTIONS

3.	Common and Preferred Stock Transactions

During the six months ended June 30, 2012, the Company issued 224,735,714 shares of common stock valued at $63,012 for services. The value of these services, $25,000 was expensed in the prior year and recorded in accounts payable.  The transaction resulted in a loss on settlement of debt totaling $38,012 All shares issued were valued based upon the closing price of the Company’s common stock at the date of grant.

During the six months ended June 30, 2012, the Company issued 2,295,152,672 shares of common stock with a value of $668,096 and recorded common stock subscriptions in the amount of $4,502 to extinguish debt of $373,944 resulting in a loss on extinguishment of debt of $294,152 based upon the closing price of the Company’s common stock at the grant date less the carrying value of the debt that was exchanged. For all debts that were converted within the terms of the related promissory notes, no gain or loss was recorded. Any debts converted outside of the terms resulted in a gain or loss based on the fair value of the stock on the date of conversion.

During the six months ended June 30, 2012, 6 shares of Series D preferred stock were converted into common shares of the Company. The shares were converted in accordance with the conversion terms of the preferred stock and no gain or loss was recorded on the transaction. A total of 16,250,000 shares of common stock were issued pursuant to this conversion.

During the six months ended June 30, 2012, the Company recorded an additional amount of $328,998 to additional paid in capital related to the fair market value of the conversion of debts that were included in the derivative liability on the conversion date. The Company also recorded $35,688 in imputed interest as an increase to additional paid in capital related to loans that did not carry a market rate of interest or were non-interest bearing.